DERIVATIVES (Details 2) (Not designated for hedge treatment, Interest-rate swap, USD $)	Sep. 30, 2013	Sep. 30, 2012
Not designated for hedge treatment | Interest-rate swap
Fair values of the contracts
Fair value recorded in other assets	$ 843,000	$ 1,360,000
Fair value recorded in other liabilities	$ 843,000	$ 1,360,000